Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
Linde plc	4,061,728	1,137,853
Ecolab Inc.	1,995,843	427,250
Fastenal Co.	4,462,697	224,384
FMC Corp.	1,008,316	111,530
Albemarle Corp.	453,158	66,211
		1,967,228
Consumer Discretionary (23.5%)
* Amazon.com Inc.	3,324,909	10,287,534
* Tesla Inc.	5,964,911	3,984,143
Home Depot Inc.	8,363,265	2,552,887
* Netflix Inc.	3,340,333	1,742,518
NIKE Inc. Class B	9,877,029	1,312,558
* Walt Disney Co.	7,050,357	1,300,932
McDonald's Corp.	5,791,947	1,298,207
Costco Wholesale Corp.	3,441,066	1,212,907
Lowe's Cos. Inc.	5,678,755	1,079,986
Starbucks Corp.	9,144,232	999,190
* Booking Holdings Inc.	318,157	741,255
TJX Cos. Inc.	8,859,669	586,067
Activision Blizzard Inc.	6,018,306	559,702
Estee Lauder Cos. Inc. Class A	1,695,327	493,086
* Uber Technologies Inc.	8,629,213	470,378
Dollar General Corp.	1,902,530	385,491
Ross Stores Inc.	2,768,021	331,913
* Chipotle Mexican Grill Inc. Class A	218,673	310,695
Electronic Arts Inc.	2,233,494	302,348
* Lululemon Athletica Inc.	923,017	283,099
* O'Reilly Automotive Inc.	552,283	280,146
* Hilton Worldwide Holdings Inc.	2,155,437	260,635
Yum! Brands Inc.	2,329,529	252,008
* AutoZone Inc.	176,708	248,151
* Peloton Interactive Inc. Class A	1,946,194	218,830
* Trade Desk Inc. Class A	330,751	215,537
* Etsy Inc.	930,194	187,592
* Expedia Group Inc.	1,074,972	185,024
* Copart Inc.	1,652,796	179,510
* Wayfair Inc.	568,490	178,932
Tractor Supply Co.	903,732	160,033
* Carvana Co. Class A	608,635	159,706
* Take-Two Interactive Software Inc.	894,983	158,144
* Burlington Stores Inc.	514,357	153,690
* Aptiv plc	1,049,032	144,662
* Ulta Beauty Inc.	415,890	128,581
* NVR Inc.	27,167	127,982

*	Lyft Inc. Class A	1,990,043	125,731
	Domino's Pizza Inc.	301,542	110,904
*	Wynn Resorts Ltd.	808,579	101,372
*,^	ROBLOX Corp.	1,531,790	99,306
*	Live Nation Entertainment Inc.	1,096,665	92,833
*	Airbnb Inc. Class A	443,039	83,265
*	Caesars Entertainment Inc.	767,672	67,133
*	DraftKings Inc. Class A	1,065,351	65,338
*	Penn National Gaming Inc.	602,631	63,180
	Rollins Inc.	1,719,147	59,173
*,^	Chewy Inc. Class A	555,457	47,053
*	Vail Resorts Inc.	156,396	45,614
*	LKQ Corp.	1,003,979	42,498
^	Sirius XM Holdings Inc.	6,436,912	39,201
	Warner Music Group Corp. Class A	691,002	23,722
*,^	QuantumScape Corp. Class A	514,350	23,017
			34,563,399
Consumer Staples (1.1%)
	Colgate-Palmolive Co.	6,592,093	519,655
*	Monster Beverage Corp.	2,869,320	261,366
	Hershey Co.	1,138,767	180,107
	McCormick & Co. Inc.	1,934,407	172,472
	Church & Dwight Co. Inc.	1,902,004	166,140
	Brown-Forman Corp. Class B	2,402,923	165,730
	Clorox Co.	488,743	94,269
	Lamb Weston Holdings Inc.	1,137,319	88,119
	Brown-Forman Corp. Class A	330,748	21,059
			1,668,917
Energy (0.5%)
	Pioneer Natural Resources Co.	1,677,983	266,497
*	Plug Power Inc.	3,904,583	139,940
*	Cheniere Energy Inc.	1,773,247	127,692
	Hess Corp.	1,073,817	75,983
*	Enphase Energy Inc.	450,515	73,056
	ConocoPhillips	2	—
			683,168
Financials (2.2%)
	S&P Global Inc.	1,869,685	659,756
	Intercontinental Exchange Inc.	4,363,627	487,330
	Aon plc Class A	1,755,679	403,999
	Moody's Corp.	1,235,610	368,966
	MSCI Inc. Class A	609,106	255,386
	First Republic Bank	1,364,100	227,464
*	SVB Financial Group	402,855	198,873
	MarketAxess Holdings Inc.	280,487	139,660
	Broadridge Financial Solutions Inc.	899,838	137,765
	Arthur J Gallagher & Co.	752,221	93,855
	FactSet Research Systems Inc.	295,123	91,072
*	Markel Corp.	53,557	61,035
	Cboe Global Markets Inc.	417,155	41,169
	SEI Investments Co.	501,892	30,580
*,^	Opendoor Technologies Inc.	1,343,692	28,473
	Tradeweb Markets Inc. Class A	335,300	24,812
	Interactive Brokers Group Inc.	299,799	21,897
			3,272,092

Health Care (8.2%)
	Thermo Fisher Scientific Inc.	3,059,003	1,396,068
*	Intuitive Surgical Inc.	914,373	675,667
	Stryker Corp.	2,629,962	640,606
	Zoetis Inc.	3,690,971	581,254
	Danaher Corp.	2,489,556	560,349
	Bristol-Myers Squibb Co.	8,701,902	549,351
	Becton Dickinson and Co.	2,257,065	548,805
*	Illumina Inc.	1,133,408	435,297
*	Vertex Pharmaceuticals Inc.	2,019,455	433,961
*	Boston Scientific Corp.	11,009,569	425,520
*	Edwards Lifesciences Corp.	4,851,858	405,809
*	Regeneron Pharmaceuticals Inc.	776,603	367,442
*	IDEXX Laboratories Inc.	663,346	324,582
*	Moderna Inc.	2,459,783	322,108
	Agilent Technologies Inc.	2,371,249	301,481
*	Align Technology Inc.	551,052	298,411
*	Centene Corp.	4,516,236	288,633
*	IQVIA Holdings Inc.	1,489,940	287,767
*	Veeva Systems Inc. Class A	1,058,937	276,637
*	Dexcom Inc.	746,812	268,397
	ResMed Inc.	1,129,646	219,174
*	Teladoc Health Inc.	1,051,131	191,043
*	Exact Sciences Corp.	1,313,822	173,135
	Cerner Corp.	2,380,166	171,086
	Baxter International Inc.	1,962,519	165,519
	West Pharmaceutical Services Inc.	575,785	162,245
	Teleflex Inc.	362,848	150,749
	Cooper Cos. Inc.	381,924	146,693
*	Seagen Inc.	1,055,880	146,619
*	Insulet Corp.	513,116	133,882
*	Alnylam Pharmaceuticals Inc.	909,180	128,367
*	Varian Medical Systems Inc.	713,645	125,980
*	Alexion Pharmaceuticals Inc.	810,976	124,006
*	Incyte Corp.	1,452,094	118,012
*	ABIOMED Inc.	351,477	112,026
*	BioMarin Pharmaceutical Inc.	1,410,629	106,517
*	Horizon Therapeutics plc	869,251	80,006
*	Catalent Inc.	660,444	69,551
*	10X Genomics Inc. Class A	283,837	51,374
*	Bio-Rad Laboratories Inc. Class A	81,679	46,653
*	PPD Inc.	952,265	36,034
*	Oak Street Health Inc.	653,872	35,486
*,^	GoodRx Holdings Inc. Class A	297,256	11,599
			12,093,901
Industrials (13.4%)
	Visa Inc. Class A	12,730,288	2,695,384
	Mastercard Inc. Class A	6,887,409	2,452,262
*	PayPal Holdings Inc.	9,097,693	2,209,284
	Accenture plc Class A	5,135,597	1,418,709
*	Boeing Co.	4,529,020	1,153,632
	Union Pacific Corp.	5,203,403	1,146,882
*	Square Inc.	3,027,887	687,482
	Fidelity National Information Services Inc.	4,824,667	678,396
	Automatic Data Processing Inc.	3,157,919	595,173
*	Fiserv Inc.	4,426,733	526,958
	United Parcel Service Inc. Class B	2,793,833	474,924

	Sherwin-Williams Co.	626,471	462,342
	Global Payments Inc.	2,293,566	462,337
	Lockheed Martin Corp.	924,949	341,769
	L3Harris Technologies Inc.	1,631,568	330,686
	IHS Markit Ltd.	2,771,579	268,233
	Paychex Inc.	2,520,086	247,019
	Rockwell Automation Inc.	902,611	239,589
	Cintas Corp.	693,181	236,590
	Verisk Analytics Inc. Class A	1,263,866	223,312
*	Mettler-Toledo International Inc.	181,893	210,212
*	Keysight Technologies Inc.	1,446,030	207,361
*	Zebra Technologies Corp.	415,178	201,436
	Old Dominion Freight Line Inc.	817,827	196,614
	Kansas City Southern	705,965	186,318
*	FleetCor Technologies Inc.	650,177	174,657
	Vulcan Materials Co.	1,030,006	173,813
	Equifax Inc.	945,263	171,215
*	Trimble Inc.	1,944,063	151,229
	Expeditors International of Washington Inc.	1,316,154	141,737
*	Waters Corp.	483,214	137,315
	TransUnion	1,481,936	133,374
	AMETEK Inc.	895,503	114,383
	JB Hunt Transport Services Inc.	657,129	110,444
	Ball Corp.	1,274,138	107,970
	Martin Marietta Materials Inc.	242,021	81,275
*	Generac Holdings Inc.	243,885	79,860
	HEICO Corp. Class A	566,851	64,394
	Masco Corp.	999,138	59,848
	Wabtec Corp.	695,727	55,074
	Cognex Corp.	649,749	53,923
	Jack Henry & Associates Inc.	295,588	44,847
	HEICO Corp.	336,893	42,381
*,^	Affirm Holdings Inc.	201,691	14,263
			19,764,906
Real Estate (2.6%)
	American Tower Corp.	3,450,507	824,878
	Crown Castle International Corp.	3,350,558	576,732
	Equinix Inc.	693,643	471,393
	Digital Realty Trust Inc.	2,176,508	306,539
	Public Storage	1,155,284	285,078
*	CoStar Group Inc.	306,022	251,516
	SBA Communications Corp. Class A	852,625	236,646
	Alexandria Real Estate Equities Inc.	1,062,179	174,516
*	Zillow Group Inc. Class C	1,214,704	157,474
	Invitation Homes Inc.	4,407,528	140,997
	Sun Communities Inc.	867,294	130,129
	Realty Income Corp.	1,449,488	92,043
	UDR Inc.	1,153,338	50,585
*	Zillow Group Inc. Class A	330,263	43,390
	Regency Centers Corp.	659,890	37,422
			3,779,338
Technology (46.0%)
	Apple Inc.	117,368,200	14,336,526
	Microsoft Corp.	58,587,270	13,813,121
*	Facebook Inc. Class A	18,685,212	5,503,356
*	Alphabet Inc. Class A	2,336,043	4,818,135

*	Alphabet Inc. Class C	2,162,795	4,474,023
	NVIDIA Corp.	4,568,036	2,439,012
*	Adobe Inc.	3,718,503	1,767,665
	Broadcom Inc.	3,171,253	1,470,383
*	salesforce.com Inc.	6,772,558	1,434,902
	Texas Instruments Inc.	7,149,011	1,351,092
	Applied Materials Inc.	7,128,095	952,314
	Intuit Inc.	2,020,639	774,026
*	Micron Technology Inc.	8,689,235	766,477
*	ServiceNow Inc.	1,523,171	761,753
*	Advanced Micro Devices Inc.	9,408,315	738,553
	Lam Research Corp.	1,110,086	660,768
	QUALCOMM Inc.	4,412,142	585,006
*	Zoom Video Communications Inc. Class A	1,505,915	483,835
*	Autodesk Inc.	1,708,252	473,442
*	Snap Inc.	8,759,940	458,057
*	Twilio Inc. Class A	1,243,118	423,605
	KLA Corp.	1,197,068	395,511
*	Twitter Inc.	5,891,109	374,851
*	Workday Inc. Class A	1,429,577	355,150
	Roper Technologies Inc.	814,881	328,674
	Microchip Technology Inc.	2,092,316	324,769
	Amphenol Corp. Class A	4,652,467	306,923
*	Pinterest Inc. Class A	4,136,998	306,262
*	Cadence Design Systems Inc.	2,166,242	296,754
*	Synopsys Inc.	1,183,158	293,163
*	DocuSign Inc. Class A	1,377,198	278,814
*	Match Group Inc.	1,963,548	269,752
	Marvell Technology Group Ltd.	5,216,254	255,492
*	Crowdstrike Holdings Inc. Class A	1,388,896	253,487
	Xilinx Inc.	1,904,450	235,961
	Skyworks Solutions Inc.	1,280,291	234,908
*	Palo Alto Networks Inc.	717,304	231,015
*	ANSYS Inc.	674,088	228,893
	Analog Devices Inc.	1,433,189	222,259
*	Okta Inc.	941,956	207,635
*	Fortinet Inc.	1,077,925	198,791
	Maxim Integrated Products Inc.	2,082,830	190,308
*	RingCentral Inc. Class A	623,861	185,836
*	Splunk Inc.	1,256,688	170,256
*	EPAM Systems Inc.	414,175	164,299
	Teradyne Inc.	1,294,426	157,506
*	HubSpot Inc.	341,817	155,257
*	Slack Technologies Inc. Class A	3,701,873	150,407
*	VeriSign Inc.	747,018	148,477
*	Paycom Software Inc.	397,555	147,119
*	Coupa Software Inc.	560,913	142,741
*	Datadog Inc. Class A	1,635,370	136,292
	Citrix Systems Inc.	955,535	134,119
*	Tyler Technologies Inc.	315,306	133,857
*	IAC/InterActiveCorp	612,511	132,492
*	Akamai Technologies Inc.	1,265,024	128,906
*	Gartner Inc.	654,962	119,563
	SS&C Technologies Holdings Inc.	1,690,617	118,123
*	Cloudflare Inc. Class A	1,652,011	116,070
*,^	Unity Software Inc.	1,063,387	106,668
*	GoDaddy Inc. Class A	1,317,712	102,281

*	Zscaler Inc.		573,503	98,453
*,^	VMware Inc. Class A		609,660	91,723
*	Black Knight Inc.		1,159,216	85,770
*	Dropbox Inc. Class A		2,445,335	65,193
*	Palantir Technologies Inc. Class A		2,721,418	63,382
*	Snowflake Inc. Class A		275,673	63,206
*	Zendesk Inc.		456,845	60,587
	Monolithic Power Systems Inc.		166,844	58,931
*	IPG Photonics Corp.		270,402	57,039
*	MongoDB Inc.		210,435	56,277
*	ZoomInfo Technologies Inc. Class A		689,574	33,720
*,^	DoorDash Inc. Class A		222,512	29,178
*	Bumble Inc. Class A		448,064	27,950
*	Qualtrics International Inc. Class A		205,327	6,757
				67,723,858
Telecommunications (0.9%)
*	Charter Communications Inc. Class A		978,152	603,539
*	Roku Inc.		862,536	280,988
*	Arista Networks Inc.		444,811	134,284
	Motorola Solutions Inc.		656,735	123,499
*	Liberty Broadband Corp.		612,567	91,977
*	Altice USA Inc. Class A		1,787,121	58,135
*	Liberty Broadband Corp. Class A		93,901	13,630
	Ubiquiti Inc.		24,360	7,267
				1,313,319
Utilities (0.1%)
	Waste Connections Inc.		2,035,833	219,829

Total Common Stocks (Cost $63,007,339)				147,049,955
		Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost
	$432,705)	0.081%	4,327,790	432,779
Total Investments (100.1%) (Cost $63,440,044)				147,482,734
Other Assets and Liabilities -Net (-0.1%)				(176,700)
Net Assets (100%)				147,306,034
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $156,008,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $159,515,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2021	602	119,419	1,425

Over-the-Counter Total Return Swaps
			Floating
			Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Termination			Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/21	BOANA	94,514	(0.019)	—	(295)
Netflix Inc.	9/2/21	BOANA	53,885	0.032	—	(1,718)
					—	(2,013)

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1 month.
BOANA —Bank of America NA.

At March 31, 2021, the counterparties had deposited in segregated accounts cash with a value of $2,630,000.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by t he board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based o n short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	147,049,955	—	—	147,049,955
Temporary Cash Investments	432,779	—	—	432,779
Total	147,482,734	—	—	147,482,734
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,425	—	—	1,425
Liabilities
Swap Contracts	—	2,013	—	2,013

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.